Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2015